Significant Accounting Policies - Deferred Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Financing Costs
Amortization of deferred finance costs	$ 11,771	$ 11,153	$ 12,652